Related Party Transactions - Due from related parties (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction
Amounts due from related parties	$ 46,584,324	¥ 324,310,746	¥ 247,958,047
Loans to related party
Related Party Transaction
Amounts due from related parties	28,728,202	200,000,000
Funds managed by Jupai Group
Related Party Transaction
Amounts due from related parties	14,525,375	101,122,751	210,587,355
Investees of shareholder of the Company
Related Party Transaction
Amounts due from related parties			54,426
Noncontrolling interest shareholder | Loans to related party
Related Party Transaction
Amounts due from related parties	$ 3,330,747	¥ 23,187,995	¥ 37,316,266